Supplement to the
Fidelity® International Small Cap Fund
December 29, 2012
Prospectus

Shareholder Meeting. The Board of Trustees has approved an amended management contract for Fidelity International Small Cap Fund. Subject to shareholder approval, the amended management contract will change the performance adjustment index from the MSCI EAFE Small Cap Index to the MSCI All Country World (ACWI) ex U.S. Small Cap Index. If approved, the change will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the first quarter of 2014.

Shareholders of record will be entitled to vote at the meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-800-544-8544. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
ISC-13-03  November 22, 2013
1.778063.123

Supplement to the
Fidelity Advisor® International Small Cap Fund
Class A, Class T, Class B, and Class C
December 29, 2012
Prospectus

Shareholder Meeting. The Board of Trustees has approved an amended management contract for Fidelity International Small Cap Fund. Subject to shareholder approval, the amended management contract will change the performance adjustment index from the MSCI EAFE Small Cap Index to the MSCI All Country World (ACWI) ex U.S. Small Cap Index. If approved, the change will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the first quarter of 2014.

Shareholders of record will be entitled to vote at the meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AISC-13-03  November 22, 2013
1.790649.126

Supplement to the
Fidelity Advisor® International Small Cap Fund
Institutional Class
December 29, 2012
Prospectus

Shareholder Meeting. The Board of Trustees has approved an amended management contract for Fidelity International Small Cap Fund. Subject to shareholder approval, the amended management contract will change the performance adjustment index from the MSCI EAFE Small Cap Index to the MSCI All Country World (ACWI) ex U.S. Small Cap Index. If approved, the change will take effect on the first day of the month following the shareholder meeting, which is currently expected to occur in the first quarter of 2014.

Shareholders of record will be entitled to vote at the meeting. Please read the proxy statement when it is available because it will contain important information relating to the proposal. For a free copy of the proxy statement, please contact Fidelity at 1-877-208-0098. The proxy statement will also be available on the Securities and Exchange Commission's web site (www.sec.gov).

Previously the group fee rate component of certain Fidelity funds' management fees was based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts. Going forward, FMR has agreed that assets of Fidelity's sector funds that previously counted toward group assets will continue to be counted even after Fidelity SelectCo, LLC, an affiliate of FMR, has assumed management responsibilities for certain sector funds.

The following information replaces similar information in the Fund Management section:

The group fee rate is based on the average net assets of all the mutual funds advised by FMR. For this purpose, the average net assets of any mutual funds previously advised by FMR that currently are advised by Fidelity SelectCo, LLC are included.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 16.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.
AISCI-13-03  November 22, 2013
1.790650.122